Expense Example - iShares 0-1 Year TIPS Bond ETF - iShares 0-1 Year TIPS Bond ETF	Nov. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29